SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Summary of stock option-based compensation expense
In Thousands of US Dollars
Functional Expense Category	2021	2020	2019
General and administrative expense	$2,124	$702	$1,839
Research and development expense	479	1,046	1,172
Total	$2,603	$1,748	$3,011